Significant Accounting Policies (Details)		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2024 USD ($) segment voyage	Dec. 31, 2023 USD ($) voyage	Dec. 31, 2022 USD ($) voyage
Inventory [Line Items]
Other comprehensive income/(loss)		$ 0	$ 0	$ 0
Provision for doubtful accounts		0	0	0
Inventories		$ 14,883,000	16,652,000
Vessels, useful life		25 years
Per light weight ton, scrap rate	$ 182,000			375,000
Derivatives		$ 0	$ 0	$ 0
Number of voyage realised where a vessel was employed under the voyage charter | voyage		0	0	0
Number of reportable segments | segment		1
Number of operating segments | segment		1
Bunkers
Inventory [Line Items]
Inventories		$ 8,578,000	$ 11,020,000
Lubricants
Inventory [Line Items]
Inventories		$ 6,305,000	$ 5,632,000